GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Table of Contents

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and Contract Owners of Genworth Life of New York VA Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 2 (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2000.

Richmond, Virginia

April 23, 2025

Appendix

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five-year or lessor period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Discovery Large Cap Fund — Class A (1)

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A

Allspring Special Large Cap Value Fund — Class A

Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares, Inc. — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International SelectSM — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Fund — Class FI

Legg Mason Partners Variable Equity Trust

ClearBridge Growth Fund — Class FI (1)

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A

Thornburg Investment Trust

Thornburg International Equity Fund — Class A

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A

Virtus NFJ Large-Cap Value Fund — Class A

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to October 25, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to October 25, 2024 (liquidation date).

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period October 25, 2024 (inception) to December 31, 2024, and the statements of changes in net assets for the period from October 25, 2024 (inception) to December 31, 2024 and the financial highlights for the lesser periods in the five years ended December 31, 2024.

Fidelity Puritan Trust

Fidelity® Balanced Fund — Class A

Fidelity Stock Fund

Fidelity® Leveraged Company Stock Fund — Class A

(1)	See Note 1 to the financial statements for the former name of the subaccount.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities

December 31, 2024

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$—	$—	$187,940	$—	$47,321
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	187,940	—	47,321

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	8	—	3
Payable for units withdrawn	—	—	—	—	—
Total liabilities	—	—	8	—	3
Net assets	$—	$—	$187,932	$—	$47,318

Investments in securities at cost	$—	$—	$151,244	$—	$47,288
Shares outstanding	—	—	2,242	—	815

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

Assets:
Investments at fair value (note 2b)	$120,903	$208,300	$47,703	$15,134	$47,504
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	120,903	208,300	47,703	15,134	47,504

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	9	2	2	1
Payable for units withdrawn	—	154	—	—	—
Total liabilities	5	163	2	2	1
Net assets	$120,898	$208,137	$47,701	$15,132	$47,503

Investments in securities at cost	$133,983	$208,796	$47,009	$12,031	$47,554
Shares outstanding	11,715	11,241	2,620	341	936

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2024

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

$46,995	$19,677	$67,509	$—	$—	$76,136	$—
—	—	—	—	—	261	—
—	48	—	—	—	—	—
46,995	19,725	67,509	—	—	76,397	—

1	1	3	—	—	3	—
—	—	242	—	—	—	—
1	1	245	—	—	3	—
$46,994	$19,724	$67,264	$—	$—	$76,394	$—

$43,630	$20,694	$67,770	$—	$—	$76,136	$—
1,633	210	2,361	—	—	76,136	—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

$71,605	$—	$—	$52,160	$9,542	$74,011	$1
—	—	—	—	—	464	—
—	—	—	—	—	—	—
71,605	—	—	52,160	9,542	74,475	1

3	—	—	2	—	3	1
—	—	—	—	—	—	—
3	—	—	2	—	3	1
$71,602	$—	$—	$52,158	$9,542	$74,472	$—

$85,724	$—	$—	$53,338	$10,463	$74,494	$1
8,375	—	—	3,805	371	8,536	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2024

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

Assets:
Investments at fair value (note 2b)	$14,443	$—	$141,842	$—	$47,033
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	14,443	—	141,842	—	47,033

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	—	6	—	2
Payable for units withdrawn	—	—	—	—	—
Total liabilities	1	—	6	—	2
Net assets	$14,442	$—	$141,836	$—	$47,031

Investments in securities at cost	$15,568	$—	$131,367	$—	$47,820
Shares outstanding	2,616	—	7,186	—	2,032

	Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.

	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A

Assets:
Investments at fair value (note 2b)	$1	$47,287	$1	$—	$73,407
Dividend receivable	—	—	—	—	375
Receivable for units sold	—	—	—	—	—
Total assets	1	47,287	1	—	73,782

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	2	1	—	3
Payable for units withdrawn	—	1	—	—	—
Total liabilities	1	3	1	—	3
Net assets	$—	$47,284	$—	$—	$73,779

Investments in securities at cost	$—	$48,974	$—	$—	$71,949
Shares outstanding	—	401	—	—	10,295

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2024

Fidelity Contrafund	Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II

Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A

$77,677	$5,592	$—	$319,667	$46,935	$150,957	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
77,677	5,592	—	319,667	46,935	150,957	—

4	—	—	14	4	6	—
—	—	—	—	—	—	—
4	—	—	14	4	6	—
$77,673	$5,592	$—	$319,653	$46,931	$150,951	$—

$60,264	$5,643	$—	$240,531	$45,334	$163,498	$—
1,873	189	—	20,439	839	14,931	—

Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds				Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long-Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A

$47,364	$73,685	$159,385	$142,682	$367,525	$14,774	$—
—	390	439	467	1,407	—	—
—	—	—	—	—	—	—
47,364	74,075	159,824	143,149	368,932	14,774	—

2	3	7	6	16	1	—
—	—	—	—	372	—	—
2	3	7	6	388	1	—
$47,362	$74,072	$159,817	$143,143	$368,544	$14,773	$—

$50,157	$79,053	$173,486	$149,527	$404,672	$11,470	$—
1,403	9,188	11,651	15,425	43,340	553	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2024

	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios

	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A

Assets:
Investments at fair value (note 2b)	$47,939	$4,759	$19,967	$1	$114,788
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	47,939	4,759	19,967	1	114,788

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	(1)	1	1	4
Payable for units withdrawn	—	—	241	—	—
Total liabilities	2	(1)	242	1	4
Net assets	$47,937	$4,760	$19,725	$—	$114,784

Investments in securities at cost	$43,686	$4,289	$19,871	$ 1	$105,847
Shares outstanding	1,236	140	579	—	7,688

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2024

The AB Portfolios (continued)	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust		Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/ Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

$—	$75,406	$—	$1	$9,560	$—
—	—	—	—	—	—
—	—	—	—	—	—
—	75,406	—	1	9,560	—

—	3	—	1	—	—
—	—	—	—	—	—
—	3	—	1	—	—
$—	$75,403	$—	$—	$9,560	$—

$—	$80,595	$—	$ 1	$9,626	$—
—	2,978	—	—	525	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Discovery Large Cap Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$330
Mortality and expense risk and administrative charges (note 4a)	—	—	2,212	—	332
Net investment income (expense)	—	—	(2,212)	—	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	—	14,816	—	371
Change in unrealized appreciation (depreciation)	—	—	23,549	—	32
Capital gain distributions	—	—	5,495	—	2,409
Net realized and unrealized gain (loss) on investments	—	—	43,860	—	2,812

Increase (decrease) in net assets from operations	$—	$—	$41,648	$—	$2,810

	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.

	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares, Inc. — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$2,361	$2,340	$992	$—	$1,207
Mortality and expense risk and administrative charges (note 4a)	2,094	3,264	787	248	764
Net investment income (expense)	267	(924)	205	(248)	443

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(4,422)	558	1,562	659	751
Change in unrealized appreciation (depreciation)	4,383	2,391	(229)	2,537	(1,192)
Capital gain distributions	—	12,584	2,959	957	—
Net realized and unrealized gain (loss) on investments	(39)	15,533	4,292	4,153	(441)

Increase (decrease) in net assets from operations	$228	$14,609	$4,497	$3,905	$2

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust			American Century Capital Portfolios, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Disciplined U.S. Core Fund — Class A	Allspring Special Large Cap Value Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$115	$—	$1,188	$—	$—	$374	$—
767	349	1,114	—	—	136	—
(652)	(349)	74	—	—	238	—

2,114	9	1,191	—	—	—	—
2,380	1,020	2,804	—	—	—	—
3,770	2,191	5,121	—	—	—	—
8,264	3,220	9,116	—	—	—	—

$7,612	$2,871	$9,190	$—	$—	$238	$—

Columbia Acorn Trust		Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust

Columbia Acorn Fund — Class A	Columbia Acorn International SelectSM — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$—	$—	$217	$151	$6,253	$—
1,202	—	438	408	157	1,190	—
(1,202)	—	(438)	(191)	(6)	5,063	—

(3,810)	—	5,547	432	(18)	(140)	—
13,729	—	(1,265)	(1,958)	(207)	(131)	—
—	—	1,306	2,421	1,589	—	—
9,919	—	5,588	895	1,364	(271)	—

$8,717	$—	$5,150	$704	$1,358	$4,792	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Federated Hermes Equity Funds	Fidelity Advisor Series I			Fidelity Advisor Series II

	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® Mid Cap II Fund — Class A

	Year ended December 31, 2024	Period from January 1 to October 25, 2024	Year ended December 31, 2024	Period from January 1 to October 25, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$74	$—	$—	$ 91
Mortality and expense risk and administrative charges (note 4a)	243	67	1,590	—	331
Net investment income (expense)	(243)	7	(1,590)	—	(240)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(23)	2,394	8,266	—	418
Change in unrealized appreciation (depreciation)	763	(1,799)	1,021	—	(787)
Capital gain distributions	1,464	144	15,901	—	1,984
Net realized and unrealized gain (loss) on investments	2,204	739	25,188	—	1,615

Increase (decrease) in net assets from operations	$1,961	$746	$23,598	$—	$1,375

	Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.

	Janus Henderson Forty Fund — Class A	ClearBridge Value Fund — Class FI	ClearBridge Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$181	$—	$—	$4,570
Mortality and expense risk and administrative charges (note 4a)	593	331	—	—	1,190
Net investment income (expense)	(593)	(150)	—	—	3,380

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	18,939	533	—	—	391
Change in unrealized appreciation (depreciation)	(8,302)	(1,687)	—	—	178
Capital gain distributions	—	3,407	—	—	—
Net realized and unrealized gain (loss) on investments	10,637	2,253	—	—	569

Increase (decrease) in net assets from operations	$10,044	$2,103	$—	$—	$3,949

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Fidelity Contrafund	Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series	Franklin Value Investors Trust	JPMorgan Trust II

Fidelity Advisor® New Insights Fund — Class A	Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A	Franklin Small Cap Value Fund — Class A	JPMorgan Core Bond Fund — Class A	JPMorgan Investor Growth & Income Fund — Class A

Year ended December 31, 2024	Period from October 25 to December 31, 2024	Period from October 25 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$66	$24	$—	$3,606	$388	$4,888	$—
2,982	15	—	5,154	766	2,009	—
(2,916)	9	—	(1,548)	(378)	2,879	—

48,985	3	—	9,040	1,969	(2,464)	—
7,907	(51)	—	26,780	1,332	(144)	—
5,546	55	—	—	2,580	—	—
62,438	7	—	35,820	5,881	(2,608)	—

$59,522	$16	$—	$34,272	$5,503	$271	$—

Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds				Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$258	$4,554	$6,181	$5,765	$15,070	$—	$—
331	1,190	3,247	2,191	5,586	244	—
(73)	3,364	2,934	3,574	9,484	(244)	—

380	(1,519)	(5,105)	(1,502)	(6,650)	705	—
(2,793)	1,809	(12,519)	2,323	(449)	3,421	—
3,881	—	—	—	—	—	—
1,468	290	(17,624)	821	(7,099)	4,126	—

$1,395	$3,654	$(14,690)	$4,395	$2,385	$3,882	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios

	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,802	$91	$945	$—	$3,516
Mortality and expense risk and administrative charges (note 4a)	765	79	935	—	1,715
Net investment income (expense)	1,037	12	10	—	1,801

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,766	96	8,618	—	1,514
Change in unrealized appreciation (depreciation)	(1,932)	—	(1,066)	—	4,673
Capital gain distributions	—	357	1,233	—	—
Net realized and unrealized gain (loss) on investments	(166)	453	8,785	—	6,187

Increase (decrease) in net assets from operations	$871	$465	$8,795	$—	$7,988

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

The AB Portfolios (continued)	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust		Virtus Investment Trust

AB Wealth Appreciation Strategy — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$3,696	$—	$—	$211	$—
438	1,046	—	—	156	—
(438)	2,650	—	—	55	—

7,876	304	—	—	66	—
(1,044)	(3,373)	—	—	(520)	—
—	2,802	—	—	—	—
6,832	(267)	—	—	(454)	—

$6,394	$2,383	$—	$—	$(399)	$—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Discovery Large Cap Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$(414)	$(2,212)	$(1,055)
Net realized gain (loss) on investments	—	—	—	11,563	14,816	1,209
Change in unrealized appreciation (depreciation) on investments	—	—	—	(3,557)	23,549	17,478
Capital gain distributions	—	—	—	—	5,495	—
Increase (decrease) in net assets from operations	—	—	—	7,592	41,648	17,632

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	(1,779)	(10,611)	(6,231)
Administrative expenses	—	—	—	(591)	(3,077)	(1,592)
Transfers between subaccounts (including fixed account), net	—	—	—	(54,059)	60,906	41,947
Increase (decrease) in net assets from capital transactions	—	—	—	(56,429)	47,218	34,124
Increase (decrease) in net assets	—	—	—	(48,837)	88,866	51,756
Net assets at beginning of year	—	—	—	48,837	99,066	47,310
Net assets at end of year	$—	$—	$—	$—	$187,932	$99,066

Change in units (note 5):
Units purchased	—	—	—	360	3,429	2,068
Units redeemed	—	—	—	(7,951)	(1,925)	(825)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	(7,591)	1,504	1,243

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$—	$(1,659)	$(2)	$(2,074)	$(652)	$(318)	$(349)	$(347)	$74	$98
—	17,693	371	(36,203)	2,114	(194)	9	(1,332)	1,191	(571)
—	17,501	32	78,874	2,380	984	1,020	5,566	2,804	(1)
—	—	2,409	—	3,770	—	2,191	2,045	5,121	4,443
—	33,535	2,810	40,597	7,612	472	2,871	5,932	9,190	3,969

—	(7,200)	(1,849)	(9,004)	(3,468)	(2,205)	(2,489)	(2,310)	(5,968)	(4,524)
—	(2,362)	(473)	(2,954)	(1,054)	(494)	(564)	(572)	(1,622)	(1,062)
—	(215,682)	46,830	(269,173)	(5,641)	51,772	(1,055)	(3,327)	(5,080)	50,863
—	(225,244)	44,508	(281,131)	(10,163)	49,073	(4,108)	(6,209)	(12,670)	45,277
—	(191,709)	47,318	(240,534)	(2,551)	49,545	(1,237)	(277)	(3,480)	49,246
—	191,709	—	240,534	49,545	—	20,961	21,238	70,744	21,498
$—	$—	$47,318	$—	$46,994	$49,545	$19,724	$20,961	$67,264	$70,744

—	311	1,509	231	217	2,044	118	92	227	1,872
—	(9,920)	(202)	(10,025)	(549)	(163)	(274)	(387)	(605)	(312)
—	(9,609)	1,307	(9,794)	(332)	1,881	(156)	(295)	(378)	1,560

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust

	Allspring Disciplined U.S. Core Fund — Class A		Allspring Special Large Cap Value Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$—	$—	$238	$31
Net realized gain (loss) on investments	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	—	—	—	—	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—	238	31

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	—	—	—	(84,615)
Administrative expenses	—	—	—	—	(491)	—
Transfers between subaccounts (including fixed account), net	—	—	—	—	76,647	7,059
Increase (decrease) in net assets from capital transactions	—	—	—	—	76,156	(77,556)
Increase (decrease) in net assets	—	—	—	—	76,394	(77,525)
Net assets at beginning of year	—	—	—	—	—	77,525
Net assets at end of year	$—	$—	$—	$—	$76,394	$—

Change in units (note 5):
Units purchased	—	—	—	—	8,215	782
Units redeemed	—	—	—	—	(54)	(9,603)
Net increase (decrease) in units from capital transactions with contract owners	—	—	—	—	8,161	(8,821)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust

American Century Equity Income Fund — A Class		American Century Inflation- Adjusted Bond Fund — A Class		BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$—	$—	$267	$3,881	$(924)	$(718)	$205	$330	$(248)	$(635)
—	—	(4,422)	(9,062)	558	(1,743)	1,562	(259)	659	(1,273)
—	—	4,383	7,254	2,391	21,789	(229)	5,328	2,537	17,624
—	—	—	—	12,584	—	2,959	1,369	957	595
—	—	228	2,073	14,609	19,328	4,497	6,768	3,905	16,311

—	—	(12,159)	(16,511)	(7,034)	(5,535)	(3,925)	(4,830)	(363)	(2,177)
—	—	(3,079)	(4,160)	(4,197)	(4,083)	(1,104)	(1,109)	(238)	(834)
—	—	(11,102)	(38,338)	3,798	2,982	(4,437)	3,411	(2,134)	(59,190)
—	—	(26,340)	(59,009)	(7,433)	(6,636)	(9,466)	(2,528)	(2,735)	(62,201)
—	—	(26,112)	(56,936)	7,176	12,692	(4,969)	4,240	1,170	(45,890)
—	—	147,010	203,946	200,961	188,269	52,670	48,430	13,962	59,852
$—	$—	$120,898	$147,010	$208,137	$200,961	$47,701	$52,670	$15,132	$13,962

—	—	1,621	2,158	549	728	248	432	20	89
—	—	(3,946)	(7,466)	(996)	(1,195)	(603)	(537)	(114)	(2,738)
—	—	(2,325)	(5,308)	(447)	(467)	(355)	(105)	(94)	(2,649)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

	Cohen & Steers Global Realty Shares, Inc. — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International SelectSM — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$443	$316	$(1,202)	$(1,078)	$—	$—
Net realized gain (loss) on investments	751	(289)	(3,810)	(7,776)	—	—
Change in unrealized appreciation (depreciation) on investments	(1,192)	1,142	13,729	21,359	—	—
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	2	1,169	8,717	12,505	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	(3,476)	(2,199)	(725)	(725)	—	—
Administrative expenses	(1,047)	(493)	(1,286)	(1,258)	—	—
Transfers between subaccounts (including fixed account), net	1,901	51,646	(5,647)	(2,076)	—	—
Increase (decrease) in net assets from capital transactions	(2,622)	48,954	(7,658)	(4,059)	—	—
Increase (decrease) in net assets	(2,620)	50,123	1,059	8,446	—	—
Net assets at beginning of year	50,123	—	70,543	62,097	—	—
Net assets at end of year	$47,503	$50,123	$71,602	$70,543	$—	$—

Change in units (note 5):
Units purchased	781	3,980	246	443	—	—
Units redeemed	(929)	(424)	(547)	(608)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(148)	3,556	(301)	(165)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Columbia Funds Series Trust				Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust

Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(438)	$(1,150)	$(191)	$(37)	$(6)	$(68)	$5,063	$5,634	$—	$(153)
5,547	(6,090)	432	136	(18)	(454)	(140)	(330)	—	6,064
(1,265)	29,083	(1,958)	320	(207)	2,225	(131)	2,652	—	(3,287)
1,306	—	2,421	22	1,589	661	—	—	—	—
5,150	21,843	704	441	1,358	2,364	4,792	7,956	—	2,624

(1,598)	(5,823)	(2,215)	(363)	(725)	(725)	(9,185)	(10,105)	—	(1,778)
(583)	(1,681)	(563)	(92)	(184)	(184)	(1,753)	(1,908)	—	(583)
(52,734)	(60,029)	49,457	194	(468)	(1,112)	1,565	(324)	—	(48,713)
(54,915)	(67,533)	46,679	(261)	(1,377)	(2,021)	(9,373)	(12,337)	—	(51,074)
(49,765)	(45,690)	47,383	180	(19)	343	(4,581)	(4,381)	—	(48,450)
49,765	95,455	4,775	4,595	9,561	9,218	79,053	83,434	—	48,450
$—	$49,765	$52,158	$4,775	$9,542	$9,561	$74,472	$79,053	$—	$—

92	241	1,920	31	18	33	644	620	—	228
(2,225)	(3,398)	(269)	(39)	(74)	(128)	(1,260)	(1,500)	—	(2,621)
(2,133)	(3,157)	1,651	(8)	(56)	(95)	(616)	(880)	—	(2,393)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Federated Hermes Equity Funds		Fidelity Advisor Series I

	Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to October 25, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(243)	$(213)	$7	$5	$(1,590)	$(846)
Net realized gain (loss) on investments	(23)	(293)	2,394	263	8,266	653
Change in unrealized appreciation (depreciation) on investments	763	1,880	(1,799)	731	1,021	15,269
Capital gain distributions	1,464	258	144	4	15,901	377
Increase (decrease) in net assets from operations	1,961	1,632	746	1,003	23,598	15,453

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	—	(318)	(296)	(7,637)	(4,560)
Administrative expenses	(251)	(240)	(100)	(128)	(2,204)	(1,267)
Transfers between subaccounts (including fixed account), net	(996)	133	(5,946)	(374)	60,822	10,087
Increase (decrease) in net assets from capital transactions	(1,247)	(107)	(6,364)	(798)	50,981	4,260
Increase (decrease) in net assets	714	1,525	(5,618)	205	74,579	19,713
Net assets at beginning of year	13,728	12,203	5,618	5,413	67,257	47,544
Net assets at end of year	$14,442	$13,728	$—	$5,618	$141,836	$67,257

Change in units (note 5):
Units purchased	20	50	4	4	1,847	528
Units redeemed	(66)	(52)	(228)	(38)	(798)	(435)
Net increase (decrease) in units from capital transactions with contract owners	(46)	(2)	(224)	(34)	1,049	93

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Fidelity Advisor Series I (continued)		Fidelity Advisor Series II		Fidelity Contrafund		Fidelity Puritan Trust	Fidelity Stock Fund	Franklin Fund Allocator Series

Fidelity Advisor® Leveraged Company Stock Fund — Class A		Fidelity Advisor® Mid Cap II Fund — Class A		Fidelity Advisor® New Insights Fund — Class A		Fidelity® Balanced Fund — Class A	Fidelity® Leveraged Company Stock Fund — Class A	Franklin Global Allocation Fund — Class A

Period from January 1 to October 25, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Period from October 25 to December 31, 2024	Period from October 25 to December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2023

$—	$—	$(240)	$—	$(2,916)	$(1,494)	$9	$—	$(1,548)	$484
—	—	418	—	48,985	(78)	3	—	9,040	4,309
—	—	(787)	—	7,907	14,718	(51)	—	26,780	28,242
—	—	1,984	—	5,546	12,571	55	—	—	—
—	—	1,375	—	59,522	25,717	16	—	34,272	33,035

—	—	(1,861)	—	(10,347)	(11,593)	—	—	(17,770)	(15,744)
—	—	(472)	—	(3,830)	(2,904)	(27)	—	(7,822)	(7,760)
—	—	47,989	—	(238,615)	234,656	5,603	—	(6,300)	(4,212)
—	—	45,656	—	(252,792)	220,159	5,576	—	(31,892)	(27,716)
—	—	47,031	—	(193,270)	245,876	5,592	—	2,380	5,319
—	—	—	—	270,943	25,067	—	—	317,273	311,954
$—	$—	$47,031	$—	$77,673	$270,943	$5,592	$—	$319,653	$317,273

—	—	1,916	—	142	8,217	567	—	195	356
—	—	(290)	—	(6,568)	(1,043)	(9)	—	(2,116)	(2,282)
—	—	1,626	—	(6,426)	7,174	558	—	(1,921)	(1,926)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Franklin Value Investors Trust		JPMorgan Trust II

	Franklin Small Cap Value Fund — Class A		JPMorgan Core Bond Fund — Class A		JPMorgan Investor Growth & Income Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(378)	$96	$2,879	$3,557	$—	$—
Net realized gain (loss) on investments	1,969	(158)	(2,464)	(33,780)	—	—
Change in unrealized appreciation (depreciation) on investments	1,332	269	(144)	37,988	—	—
Capital gain distributions	2,580	1,799	—	—	—	—
Increase (decrease) in net assets from operations	5,503	2,006	271	7,765	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	(3,463)	(2,199)	(15,536)	(21,286)	—	—
Administrative expenses	(1,051)	(494)	(2,904)	(5,407)	—	—
Transfers between subaccounts (including fixed account), net	(4,035)	50,664	57,796	(194,958)	—	—
Increase (decrease) in net assets from capital transactions	(8,549)	47,971	39,356	(221,651)	—	—
Increase (decrease) in net assets	(3,046)	49,977	39,627	(213,886)	—	—
Net assets at beginning of year	49,977	—	111,324	325,210	—	—
Net assets at end of year	$46,931	$49,977	$150,951	$111,324	$—	$—

Change in units (note 5):
Units purchased	417	2,208	5,406	2,751	—	—
Units redeemed	(697)	(245)	(2,223)	(21,075)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(280)	1,963	3,183	(18,324)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Janus Investment Fund		Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond Debenture Fund, Inc.

Janus Henderson Forty Fund — Class A		ClearBridge Value Fund — Class FI		ClearBridge Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond Debenture Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(593)	$(837)	$(150)	$—	$—	$—	$—	$—	$3,380	$1,403
18,939	1,876	533	—	—	—	—	—	391	(272)
(8,302)	10,656	(1,687)	—	—	—	—	—	178	1,281
—	5,287	3,407	—	—	—	—	—	—	—
10,044	16,982	2,103	—	—	—	—	—	3,949	2,412

(2,074)	(4,572)	(1,855)	—	—	—	—	—	(9,183)	(7,092)
(780)	(1,267)	(472)	—	—	—	—	—	(1,753)	(826)
(74,480)	8,565	47,508	—	—	—	—	—	1,245	85,027
(77,334)	2,726	45,181	—	—	—	—	—	(9,691)	77,109
(67,290)	19,708	47,284	—	—	—	—	—	(5,742)	79,521
67,290	47,582	—	—	—	—	—	—	79,521	—
$—	$67,290	$47,284	$—	$—	$—	$—	$—	$73,779	$79,521

49	615	1,955	—	—	—	—	—	394	5,281
(2,044)	(559)	(301)	—	—	—	—	—	(938)	(634)
(1,995)	56	1,654	—	—	—	—	—	(544)	4,647

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Lord Abbett Mid Cap Stock Fund, Inc.		PIMCO Funds

	Lord Abbett Mid Cap Stock Fund — Class A		PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(73)	$—	$3,364	$3,257	$2,934	$1,588
Net realized gain (loss) on investments	380	—	(1,519)	(2,793)	(5,105)	(3,322)
Change in unrealized appreciation (depreciation) on investments	(2,793)	—	1,809	7,604	(12,519)	(1,582)
Capital gain distributions	3,881	—	—	—	—	—
Increase (decrease) in net assets from operations	1,395	—	3,654	8,068	(14,690)	(3,316)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(1,858)	—	(9,178)	(10,073)	(24,890)	(22,586)
Administrative expenses	(472)	—	(1,753)	(1,905)	(4,801)	(2,561)
Transfers between subaccounts (including fixed account), net	48,297	—	1,677	1,235	(45,637)	278,298
Increase (decrease) in net assets from capital transactions	45,967	—	(9,254)	(10,743)	(75,328)	253,151
Increase (decrease) in net assets	47,362	—	(5,600)	(2,675)	(90,018)	249,835
Net assets at beginning of year	—	—	79,672	82,347	249,835	—
Net assets at end of year	$47,362	$—	$74,072	$79,672	$159,817	$249,835

Change in units (note 5):
Units purchased	2,190	—	437	385	3,896	21,633
Units redeemed	(294)	—	(945)	(1,035)	(9,653)	(2,986)
Net increase (decrease) in units from capital transactions with contract owners	1,896	—	(508)	(650)	(5,757)	18,647

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)				Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds

PIMCO Low Duration Fund — Class A		PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Capital Opportunities Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$3,574	$3,590	$9,484	$7,762	$(244)	$(215)	$—	$—	$1,037	$(524)
(1,502)	(2,559)	(6,650)	(20,657)	705	(909)	—	—	1,766	773
2,323	4,056	(449)	27,705	3,421	6,399	—	—	(1,932)	5,766
—	—	—	—	—	—	—	—	—	399
4,395	5,087	2,385	14,810	3,882	5,275	—	—	871	6,414

(13,245)	(14,173)	(35,492)	(38,213)	—	—	—	—	(3,455)	(3,990)
(3,462)	(3,635)	(7,811)	(8,871)	(256)	(244)	—	—	(1,049)	(1,081)
5,604	6,245	69,406	(48,683)	(2,574)	(3,123)	—	—	1,226	13
(11,103)	(11,563)	26,103	(95,767)	(2,830)	(3,367)	—	—	(3,278)	(5,058)
(6,708)	(6,476)	28,488	(80,957)	1,052	1,908	—	—	(2,407)	1,356
149,851	156,327	340,056	421,013	13,721	11,813	—	—	50,344	48,988
$143,143	$149,851	$368,544	$340,056	$14,773	$13,721	$—	$—	$47,937	$50,344

1,313	1,620	7,129	3,810	147	71	—	—	576	502
(2,328)	(2,736)	(5,064)	(11,562)	(415)	(534)	—	—	(806)	(896)
(1,015)	(1,116)	2,065	(7,752)	(268)	(463)	—	—	(230)	(394)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	T. Rowe Price Capital Appreciation Fund		T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.

	T. Rowe Price Capital Appreciation Fund — Advisor Class		T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$12	$11	$10	$283	$—	$—
Net realized gain (loss) on investments	96	31	8,618	35	—	—
Change in unrealized appreciation (depreciation) on investments	—	561	(1,066)	2,067	—	—
Capital gain distributions	357	95	1,233	3,483	—	—
Increase (decrease) in net assets from operations	465	698	8,795	5,868	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	(363)	(363)	(4,588)	(6,835)	—	—
Administrative expenses	(92)	(92)	(1,343)	(1,818)	—	—
Transfers between subaccounts (including fixed account), net	(42)	(28)	(71,444)	21,300	—	—
Increase (decrease) in net assets from capital transactions	(497)	(483)	(77,375)	12,647	—	—
Increase (decrease) in net assets	(32)	215	(68,580)	18,515	—	—
Net assets at beginning of year	4,792	4,577	88,305	69,790	—	—
Net assets at end of year	$4,760	$4,792	$19,725	$88,305	$—	$—

Change in units (note 5):
Units purchased	5	8	231	1,161	—	—
Units redeemed	(21)	(25)	(3,146)	(618)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(16)	(17)	(2,915)	543	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

The AB Portfolios				The Advisors’ Inner Circle Fund III		Thornburg Investment Trust

AB All Market Total Return Portfolio — Class A		AB Wealth Appreciation Strategy — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$1,801	$218	$(438)	$206	$2,650	$2,872	$—	$—	$—	$—
1,514	(141)	7,876	(93)	304	350	—	—	—	—
4,673	7,307	(1,044)	1,044	(3,373)	3,655	—	—	—	—
—	—	—	586	2,802	3,680	—	—	—	—
7,988	7,384	6,394	1,743	2,383	10,557	—	—	—	—

(5,962)	(3,432)	(1,608)	(2,213)	(2,246)	(417)	—	—	—	—
(2,522)	(1,940)	(583)	(495)	(1,603)	(1,572)	—	—	—	—
(503)	50,798	(53,976)	50,738	3,286	(4,557)	—	—	—	—
(8,987)	45,426	(56,167)	48,030	(563)	(6,546)	—	—	—	—
(999)	52,810	(49,773)	49,773	1,820	4,011	—	—	—	—
115,783	62,973	49,773	—	73,583	69,572	—	—	—	—
$114,784	$115,783	$—	$49,773	$75,403	$73,583	$—	$—	$—	$—

340	4,004	20	3,009	317	241	—	—	—	—
(933)	(621)	(2,829)	(200)	(340)	(579)	—	—	—	—
(593)	3,383	(2,809)	2,809	(23)	(338)	—	—	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Virtus Investment Trust

	Virtus NFJ International Value Fund — Class A		Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$55	$(4)	$—	$—
Net realized gain (loss) on investments	66	159	—	—
Change in unrealized appreciation (depreciation) on investments	(520)	773	—	—
Capital gain distributions	—	—	—	—
Increase (decrease) in net assets from operations	(399)	928	—	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	(725)	(725)	—	—
Administrative expenses	(184)	(184)	—	—
Transfers between subaccounts (including fixed account), net	1,277	440	—	—
Increase (decrease) in net assets from capital transactions	368	(469)	—	—
Increase (decrease) in net assets	(31)	459	—	—
Net assets at beginning of year	9,591	9,132	—	—
Net assets at end of year	$9,560	$9,591	$—	$—

Change in units (note 5):
Units purchased	244	216	—	—
Units redeemed	(195)	(256)	—	—
Net increase (decrease) in units from capital transactions with contract owners	49	(40)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life of New York VA Separate Account 2 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover its liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Discovery Large Cap Fund — Class A	December 20, 2024
Legg Mason Partners Variable Equity Trust — ClearBridge Aggressive Growth Fund — Class FI	Legg Mason Partners Variable Equity Trust — ClearBridge Growth Fund — Class FI	April 29, 2024
Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI	Legg Mason Global Asset Management Trust — ClearBridge Value Fund — Class FI	March 1, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Fidelity Advisor Series I — Fidelity Advisor® Balanced Fund — Class A	Fidelity Puritan Trust — Fidelity® Balanced Fund — Class A	October 25, 2024
Fidelity Advisor Series I — Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Stock Fund — Fidelity® Leveraged Company Stock Fund — Class A	October 25, 2024

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$—	$—
AB Trust
AB International Value Fund — Class A	—	—
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A	121,390	70,886
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	—	—
Invesco Main Street Fund® — Class A	54,593	7,675
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	9,929	16,976
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	5,031	7,345
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	13,680	20,913
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A	—	—
Allspring Special Large Cap Value Fund — Class A	—	—
Allspring Treasury Plus Money Market Fund — Class A	76,760	625
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	—	—
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	20,535	46,609
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	23,784	19,386
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	10,445	16,748
Calamos Investment Trust
Calamos Growth Fund — Class A	1,544	3,568
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A	12,178	14,358
Columbia Acorn Trust
Columbia Acorn Fund — Class A	5,704	14,564
Columbia Acorn International SelectSM — Class A	—	—
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	3,587	57,637
Columbia Select Mid Cap Value Fund — Class A	57,154	8,244
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	2,235	2,031
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	16,298	20,261
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	—	—

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	$1,962	$1,987
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	328	6,542
Fidelity Advisor® Equity Growth Fund — Class A	107,465	42,171
Fidelity Advisor® Leveraged Company Stock Fund — Class A	—	—
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	56,377	8,975
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	11,151	261,321
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A	5,752	111
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A	—	—
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	7,190	40,330
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A	13,943	20,289
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	71,978	29,742
JPMorgan Investor Growth & Income Fund — Class A	—	—
Janus Investment Fund
Janus Henderson Forty Fund — Class A	1,822	79,753
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI	57,619	9,178
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI	—	—
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	—	—
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	11,496	17,814
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	57,683	7,905
PIMCO Funds
PIMCO High Yield Fund — Class A	12,409	18,310
PIMCO Long-Term U.S. Government Fund — Class A	56,353	128,645
PIMCO Low Duration Fund — Class A	19,948	27,444
PIMCO Total Return Fund — Class A	106,055	70,533
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	1,415	4,488
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	—	—
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	9,656	11,899
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	626	755
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	8,038	83,933

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	$—	$—
The AB Portfolios
AB All Market Total Return Portfolio — Class A	8,437	15,635
AB Wealth Appreciation Strategy — Class A	379	56,987
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	13,047	8,465
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	—	—
Thornburg Small/Mid Cap Growth Fund — Class A	—	—
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	2,116	1,694
Virtus NFJ Large-Cap Value Fund — Class A	—	—

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract. During the period of January 1, 2023 to December 31, 2024, there were no premiums received.

Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available – one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2024, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2024, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2024, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2024 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2024 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2024 and 2023 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2024	1.35% to 1.70%	—	43.05 to 40.58	—	0.00%	16.88% to 16.47%
2023	1.35% to 1.70%	—	36.83 to 34.84	—	0.00%	16.25% to 15.84%
2022	1.35% to 1.70%	—	31.68 to 30.08	—	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	—	52.73 to 50.24	—	0.00%	7.86% to 7.47%
2020	1.35% to 1.70%	1,282	48.89 to 46.75	62	0.00%	51.52% to 50.98%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Trust
AB International Value Fund — Class A
2024	1.35% to 1.70%	—	7.70 to 7.26	—	0.00%	3.38% to 3.01%
2023	1.35% to 1.70%	—	7.45 to 7.05	—	0.00%	13.34% to 12.94%
2022	1.35% to 1.70%	7,591	6.57 to 6.24	49	1.18%	(12.01)% to (12.32)%
2021	1.35% to 1.70%	—	7.47 to 7.12	—	0.00%	9.27% to 8.88%
2020	1.35% to 1.70%	—	6.84 to 6.54	—	0.00%	0.64% to 0.28%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Discovery Large Cap Fund — Class A
2024	1.35% to 1.70%	4,930	39.13 to 36.89	188	0.00%	32.19% to 31.72%
2023	1.35% to 1.70%	3,426	29.60 to 28.01	99	0.00%	33.69% to 33.22%
2022	1.35% to 1.70%	2,183	22.14 to 21.02	47	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
2020	1.35% to 1.70%	—	26.99 to 25.81	—	0.00%	34.45% to 33.97%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2024	1.35% to 1.70%	—	30.58 to 28.83	—	0.00%	23.59% to 23.15%
2023	1.35% to 1.70%	—	24.75 to 23.41	—	0.00%	21.38% to 20.95%
2022	1.35% to 1.70%	9,609	20.39 to 19.36	192	1.42%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	1,169	26.07 to 24.84	30	0.32%	25.68% to 25.23%
2020	1.35% to 1.70%	—	20.74 to 19.83	—	0.00%	11.97% to 11.57%
Invesco Main Street Fund® — Class A
2024	1.35% to 1.70%	1,307	37.16 to 35.04	47	0.65%	21.96% to 21.53%
2023	1.35% to 1.70%	—	30.47 to 28.83	—	0.00%	21.41% to 20.98%
2022	1.35% to 1.70%	9,794	25.10 to 23.83	241	0.99%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	9,522	31.87 to 30.37	298	0.53%	25.88% to 25.43%
2020	1.35% to 1.70%	—	25.32 to 24.21	—	0.00%	12.82% to 12.42%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2024	1.35% to 1.70%	1,549	31.14 to 29.36	47	0.23%	15.48% to 15.07%
2023	1.35% to 1.70%	1,881	26.97 to 25.52	50	0.00%	12.94% to 12.54%
2022	1.35% to 1.70%	—	23.88 to 22.67	—	0.00%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	—	28.26 to 26.93	—	0.00%	21.36% to 20.93%
2020	1.35% to 1.70%	3,749	23.28 to 22.27	86	0.00%	7.66% to 7.28%
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2024	1.65% to 1.65%	726	27.23 to 27.23	20	0.00%	14.35% to 14.35%
2023	1.65% to 1.65%	882	23.82 to 23.82	21	0.00%	31.83% to 31.83%
2022	1.65% to 1.65%	1,177	18.07 to 18.07	21	0.00%	(33.26)% to (33.26)%
2021	1.65% to 1.65%	1,122	27.07 to 27.07	30	0.00%	13.46% to 13.46%
2020	1.35% to 1.70%	4,392	24.79 to 23.71	107	0.00%	25.90% to 25.45%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2024	1.35% to 1.70%	1,990	34.94 to 32.94	67	1.67%	13.46% to 13.06%
2023	1.35% to 1.70%	2,368	30.80 to 29.14	71	1.27%	10.73% to 10.34%
2022	1.65% to 1.65%	808	26.61 to 26.61	21	1.37%	(0.85)% to (0.85)%
2021	1.35% to 1.70%	—	27.97 to 26.65	—	0.00%	31.52% to 31.05%
2020	1.35% to 1.70%	—	21.26 to 20.33	—	0.00%	(2.13)% to (2.47)%
Allspring Funds Trust
Allspring Disciplined U.S. Core Fund — Class A
2024	1.35% to 1.70%	—	57.66 to 54.77	—	0.00%	27.48% to 27.03%
2023	1.35% to 1.70%	—	45.23 to 43.12	—	0.00%	24.24% to 23.80%
2022	1.35% to 1.70%	—	36.40 to 34.83	—	0.00%	(19.22)% to (19.51)%
2021	1.35% to 1.70%	—	45.07 to 43.27	—	0.00%	28.66% to 28.21%
2020	1.35% to 1.70%	—	35.03 to 33.75	—	0.00%	14.44% to 14.04%
Allspring Special Large Cap Value Fund — Class A
2024	1.35% to 1.70%	—	38.05 to 36.14	—	0.00%	14.98% to 14.57%
2023	1.35% to 1.70%	—	33.09 to 31.55	—	0.00%	12.06% to 11.67%
2022	1.35% to 1.70%	—	29.53 to 28.25	—	0.00%	(7.85)% to (8.18)%
2021	1.35% to 1.70%	—	32.04 to 30.77	—	0.00%	22.09% to 21.66%
2020	1.35% to 1.70%	—	26.25 to 25.29	—	0.00%	(0.30)% to (0.66)%
Allspring Treasury Plus Money Market Fund — Class A
2024	1.40% to 1.40%	8,161	9.36 to 9.36	76	0.49%	3.24% to 3.24%
2023	1.35% to 1.70%	—	9.13 to 8.70	—	0.06%	3.19% to 2.83%
2022	1.40% to 1.40%	8,820	8.79 to 8.79	78	0.38%	(0.22)% to (0.22)%
2021	1.35% to 1.70%	—	8.86 to 8.50	—	0.00%	(1.34)% to (1.69)%
2020	1.35% to 1.70%	—	8.98 to 8.65	—	0.00%	(1.14)% to (1.49)%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2024	1.35% to 1.70%	—	26.49 to 24.98	—	0.00%	8.76% to 8.37%
2023	1.35% to 1.70%	—	24.36 to 23.05	—	0.00%	2.25% to 1.88%
2022	1.35% to 1.70%	—	23.83 to 22.62	—	0.00%	(4.68)% to (5.02)%
2021	1.35% to 1.70%	—	25.00 to 23.82	—	0.82%	14.92% to 14.51%
2020	1.35% to 1.70%	2,858	21.75 to 20.80	61	1.24%	(0.53)% to (0.89)%
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class
2024	1.35% to 1.70%	10,795	11.50 to 10.84	121	1.72%	0.15% to (0.20)%
2023	1.35% to 1.70%	13,120	11.48 to 10.86	147	3.66%	1.43% to 1.07%
2022	1.35% to 1.70%	18,428	11.32 to 10.74	204	7.55%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	8,322	13.12 to 12.50	107	4.05%	4.69% to 4.32%
2020	1.35% to 1.70%	11,383	12.53 to 11.98	141	1.19%	8.55% to 8.16%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2024	1.35% to 1.65%	12,539	17.18 to 16.33	208	1.13%	7.52% to 7.20%
2023	1.35% to 1.65%	12,986	15.98 to 15.24	201	1.19%	10.83% to 10.50%
2022	1.35% to 1.65%	13,453	14.42 to 13.79	188	0.00%	(17.18)% to (17.43)%
2021	1.35% to 1.65%	14,508	17.41 to 16.70	245	0.95%	5.01% to 4.69%
2020	1.35% to 1.65%	15,825	16.57 to 15.95	256	0.46%	19.16% to 18.80%
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2024	1.35% to 1.70%	1,798	27.21 to 25.66	48	1.92%	8.58% to 8.20%
2023	1.35% to 1.70%	2,153	25.06 to 23.71	53	2.17%	14.36% to 13.96%
2022	1.35% to 1.70%	2,258	21.91 to 20.81	48	1.36%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	—	23.35 to 22.25	—	0.00%	20.59% to 20.17%
2020	1.35% to 1.70%	—	19.36 to 18.51	—	0.00%	1.59% to 1.23%
Calamos Investment Trust
Calamos Growth Fund — Class A
2024	1.65% to 1.65%	468	32.20 to 32.20	15	0.00%	30.05% to 30.05%
2023	1.65% to 1.65%	562	24.76 to 24.76	14	0.00%	35.31% to 35.31%
2022	1.35% to 1.70%	3,211	19.13 to 18.16	60	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	2,224	29.09 to 27.72	63	0.00%	21.61% to 21.18%
2020	1.35% to 1.65%	3,707	23.92 to 23.02	87	0.00%	31.13% to 30.73%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares, Inc. — Class A
2024	1.35% to 1.70%	3,408	14.31 to 13.49	48	2.40%	(0.83)% to (1.19)%
2023	1.35% to 1.70%	3,556	14.43 to 13.65	50	1.33%	8.93% to 8.54%
2022	1.35% to 1.70%	—	13.25 to 12.58	—	0.00%	26.32% to (26.58)%
2021	1.35% to 1.70%	—	17.98 to 17.13	—	1.79%	24.67% to 24.23%
2020	1.35% to 1.70%	4,351	14.42 to 13.79	62	2.27%	(3.97)% to (4.31)%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2024	1.65% to 1.65%	2,834	25.27 to 25.27	72	0.00%	12.26% to 12.26%
2023	1.65% to 1.65%	3,135	22.51 to 22.51	71	0.00%	19.59% to 19.59%
2022	1.65% to 1.65%	3,300	18.82 to 18.82	62	0.00%	(35.10)% to (35.10)%
2021	1.35% to 1.70%	4,431	30.22 to 28.80	129	0.95%	7.32% to 6.94%
2020	1.35% to 1.65%	3,823	28.16 to 27.10	105	0.00%	27.44% to 27.05%
Columbia Acorn International SelectSM — Class A
2024	1.35% to 1.70%	—	8.95 to 8.81	—	0.00%	(1.66)% to (2.01)%
2023	1.35% to 1.70%	—	9.10 to 8.99	—	0.00%	16.54% to 16.12%
2022	1.35% to 1.70%	—	7.81 to 7.74	—	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	26,072	12.53 to 12.46	326	0.72%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	7,752	11.49 to 11.48	89	0.00%	14.92% to 14.76%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2024	1.35% to 1.70%	—	28.94 to 28.11	—	0.00%	22.77% to 22.33%
2023	1.35% to 1.70%	2,133	23.58 to 22.98	50	0.00%	29.50% to 29.04%
2022	1.35% to 1.70%	5,290	18.21 to 17.81	95	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	1,747	26.25 to 25.77	46	0.00%	17.47% to 17.05%
2020	1.35% to 1.70%	—	22.34 to 22.01	—	0.00%	38.60% to 38.11%
Columbia Select Mid Cap Value Fund — Class A
2024	1.35% to 1.70%	1,844	29.13 to 27.47	52	0.48%	11.33% to 10.93%
2023	1.65% to 1.65%	193	24.96 to 24.96	5	0.85%	8.44% to 8.44%
2022	1.65% to 1.65%	201	23.02 to 23.02	5	0.55%	(10.94)% to (10.94)%
2021	1.65% to 1.65%	246	25.84 to 25.84	6	0.30%	29.78% to 29.78%
2020	1.65% to 1.65%	310	19.91 to 19.91	6	0.94%	4.72% to 4.72%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2024	1.65% to 1.65%	350	27.22 to 27.22	10	1.61%	15.56% to 15.56%
2023	1.65% to 1.65%	406	23.56 to 23.56	10	0.92%	27.86% to 27.86%
2022	1.65% to 1.65%	501	18.42 to 18.42	9	1.48%	(18.83)% to (18.83)%
2021	1.65% to 1.65%	550	22.70 to 22.70	12	0.14%	10.65% to 10.65%
2020	1.35% to 1.65%	1,779	21.31 to 20.51	37	0.50%	9.91% to 9.57%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2024	1.35% to 1.70%	4,807	15.90 to 14.99	74	8.00%	6.49% to 6.11%
2023	1.35% to 1.70%	5,423	14.93 to 14.12	79	8.37%	10.32% to 9.93%
2022	1.35% to 1.70%	6,303	13.53 to 12.85	83	5.05%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	3,588	14.08 to 13.42	50	3.08%	2.61% to 2.25%
2020	1.35% to 1.70%	7,676	13.72 to 13.12	104	3.59%	0.78% to 0.42%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2024	1.35% to 1.70%	2	24.21 to 22.83	—	0.00%	9.98% to 9.58%
2023	1.35% to 1.70%	2	22.02 to 20.83	—	0.53%	6.46% to 6.09%
2022	1.35% to 1.70%	2,395	20.68 to 19.64	48	1.11%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	1,426	21.56 to 20.55	30	0.97%	22.62% to 22.18%
2020	1.35% to 1.70%	3,556	17.59 to 16.82	62	1.35%	0.90% to 0.54%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2024	1.65% to 1.65%	535	27.03 to 27.03	14	0.00%	14.32% to 14.32%
2023	1.65% to 1.65%	581	23.64 to 23.64	14	0.00%	13.02% to 13.02%
2022	1.65% to 1.65%	583	20.92 to 20.92	12	0.00%	(31.39)% to (31.39)%
2021	1.65% to 1.65%	537	30.49 to 30.49	16	0.00%	0.72% to 0.72%
2020	1.35% to 1.70%	2,439	31.45 to 30.08	75	0.00%	26.85% to 26.40%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor Series I
Fidelity Advisor® Equity Growth Fund — Class A
2024	1.35% to 1.70%	2,654	54.87 to 51.73	142	0.00%	27.96% to 27.50%
2023	1.35% to 1.70%	1,605	42.88 to 40.57	67	0.00%	33.43% to 32.95%
2022	1.35% to 1.70%	1,512	32.14 to 30.51	48	0.00%	(25.68)%) to (25.94)%
2021	1.35% to 1.70%	701	43.24 to 41.20	30	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	8,441	35.72 to 34.15	297	0.00%	41.49% to 40.99%
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A
2024	1.35% to 1.70%	1,626	29.71 to 28.01	47	0.18%	15.33% to 14.92%
2023	1.35% to 1.70%	—	25.76 to 24.37	—	0.00%	13.16% to 12.76%
2022	1.35% to 1.70%	—	22.76 to 21.61	—	0.00%	(16.17)% to (16.46)%
2021	1.35% to 1.70%	—	27.15 to 25.87	—	0.00%	23.23% to 22.80%
2020	1.35% to 1.70%	—	22.03 to 21.07	—	0.00%	16.74% to 16.33%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2024	1.35% to 1.70%	1,786	45.08 to 42.50	78	0.03%	33.08% to 32.60%
2023	1.35% to 1.70%	8,212	33.87 to 32.05	271	0.23%	34.12% to 33.65%
2022	1.65% to 1.65%	1,038	24.16 to 24.16	25	0.34%	(28.68)% to (28.68)%
2021	1.35% to 1.70%	1,864	35.30 to 33.64	64	0.00%	22.62% to 22.19%
2020	1.35% to 1.65%	2,903	28.79 to 27.71	82	0.01%	21.97% to 21.60%
Fidelity Puritan Trust
Fidelity® Balanced Fund — Class A
2024 (7)	1.40% to 1.40%	558	10.02 to 10.02	6	0.42%	0.24% to 0.24%
Fidelity Stock Fund
Fidelity® Leveraged Company Stock Fund — Class A
2024 (7)	1.35% to 1.70%	—	10.02 to 10.01	—	0.00%	0.19% to 0.13%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2024	1.35% to 1.70%	18,750	17.68 to 16.67	320	1.11%	11.34% to 10.94%
2023	1.35% to 1.70%	20,671	15.88 to 15.02	317	1.73%	11.40% to 11.01%
2022	1.35% to 1.70%	22,597	14.25 to 13.53	312	4.08%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	24,197	16.39 to 15.61	385	0.83%	10.23% to 9.84%
2020	1.35% to 1.70%	28,108	14.87 to 14.22	407	3.66%	0.18% to -0.18%
Franklin Value Investors Trust
Franklin Small Cap Value Fund — Class A
2024	1.35% to 1.70%	1,683	28.62 to 26.98	47	0.77%	9.80% to 9.41%
2023	1.35% to 1.70%	1,963	26.06 to 24.66	50	0.87%	11.37% to 10.98%
2022	1.35% to 1.70%	—	23.40 to 22.22	—	0.00%	(11.41)% to (11.72)%
2021	1.35% to 1.70%	—	26.42 to 25.17	—	0.00%	23.77% to 23.34%
2020	1.35% to 1.70%	—	21.34 to 20.41	—	0.00%	3.97% to 3.60%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2024	1.35% to 1.70%	12,217	12.71 to 11.98	151	3.73%	0.44% to 0.08%
2023	1.35% to 1.70%	9,034	12.65 to 11.97	111	3.06%	4.00% to 3.63%
2022	1.35% to 1.70%	27,358	12.16 to 11.55	325	2.26%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	30,904	14.10 to 13.44	427	1.77%	(2.70)% to (3.04)%
2020	1.35% to 1.70%	56,670	14.49 to 13.86	810	2.12%	6.39% to 6.02%
JPMorgan Investor Growth & Income Fund — Class A
2024	1.35% to 1.70%	—	24.90 to 23.48	—	0.00%	11.20% to 10.80%
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	14.28% to 13.88%
2022	1.35% to 1.70%	—	19.59 to 18.61	—	0.00%	(15.87)% to (16.17)%
2021	1.35% to 1.70%	—	23.29 to 22.19	—	0.00%	12.43% to 12.03%
2020	1.35% to 1.70%	—	20.72 to 19.81	—	0.00%	15.33% to 14.92%
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2024	1.35% to 1.70%	—	43.57 to 41.08	—	0.00%	26.24% to 25.79%
2023	1.35% to 1.70%	1,995	34.52 to 32.66	67	0.02%	37.66% to 37.18%
2022	1.35% to 1.70%	1,939	25.07 to 23.81	48	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.70%	—	38.34 to 36.53	—	0.00%	21.01% to 20.58%
2020	1.35% to 1.70%	2,446	31.68 to 30.30	76	0.23%	36.94% to 36.46%
Legg Mason Global Asset Management Trust
ClearBridge Value Fund — Class FI
2024	1.35% to 1.70%	1,654	29.35 to 27.67	47	0.36%	13.44% to 13.04%
2023	1.35% to 1.70%	—	25.87 to 24.48	—	0.00%	17.61% to 17.19%
2022	1.35% to 1.70%	—	22.00 to 20.89	—	0.00%	(7.77)% to (8.10)%
2021	1.35% to 1.70%	—	23.85 to 22.73	—	0.00%	26.20% to 25.76%
2020	1.35% to 1.70%	—	18.90 to 18.07	—	0.00%	9.66% to 9.27%
Legg Mason Partners Variable Equity Trust
ClearBridge Growth Fund — Class FI
2024	1.35% to 1.70%	—	27.60 to 26.02	—	0.00%	10.60% to 10.20%
2023	1.35% to 1.70%	—	24.96 to 23.62	—	0.00%	22.12% to 21.69%
2022	1.35% to 1.70%	—	20.44 to 19.41	—	0.00%	(26.60)% to (26.86)%
2021	1.35% to 1.70%	1,704	27.85 to 26.53	47	0.00%	6.33% to 5.95%
2020	1.35% to 1.70%	—	26.19 to 25.04	—	0.00%	17.84% to 17.42%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2024	1.35% to 1.70%	—	25.91 to 24.43	—	0.00%	15.71% to 15.30%
2023	1.35% to 1.70%	—	22.39 to 21.19	—	0.00%	9.00% to 8.61%
2022	1.35% to 1.70%	—	20.55 to 19.51	—	0.87%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	1,329	23.10 to 22.01	30	1.22%	25.03% to 24.59%
2020	1.35% to 1.70%	15,047	18.48 to 17.67	274	2.13%	(2.60)% to (2.95)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2024	1.35% to 1.70%	4,103	18.45 to 17.40	74	5.85%	5.32% to 4.95%
2023	1.35% to 1.70%	4,647	17.52 to 16.58	80	2.43%	5.39% to 5.01%
2022	1.35% to 1.70%	—	16.63 to 15.79	—	2.36%	(13.89)% to (14.19)%
2021	1.35% to 1.70%	2,300	19.31 to 18.40	44	1.42%	1.84% to 1.48%
2020	1.35% to 1.70%	—	18.96 to 18.13	—	0.00%	6.11% to 5.73%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2024	1.35% to 1.70%	1,896	25.65 to 24.18	47	0.51%	13.49% to 13.08%
2023	1.35% to 1.70%	—	22.60 to 21.38	—	0.00%	13.94% to 13.54%
2022	1.35% to 1.70%	—	19.83 to 18.83	—	0.00%	(12.26)% to (12.57)%
2021	1.35% to 1.70%	—	22.60 to 21.54	—	0.00%	27.14% to 26.69%
2020	1.35% to 1.35%	2,798	17.78 to 17.78	50	1.34%	1.34% to 1.34%
PIMCO Funds
PIMCO High Yield Fund — Class A
2024	1.35% to 1.70%	4,011	18.94 to 17.86	74	5.83%	4.95% to 4.58%
2023	1.35% to 1.70%	4,519	18.05 to 17.08	80	5.48%	10.85% to 10.46%
2022	1.35% to 1.70%	5,169	16.28 to 15.46	82	4.67%	(12.29)% to (12.60)%
2021	1.35% to 1.70%	8,684	18.57 to 17.69	158	4.16%	2.28% to 1.92%
2020	1.35% to 1.70%	5,824	18.15 to 17.36	104	4.50%	3.55% to 3.18%
PIMCO Long-Term U.S. Government Fund — Class A
2024	1.35% to 1.70%	12,890	12.73 to 12.01	160	2.92%	(7.25)% to (7.59)%
2023	1.35% to 1.70%	18,647	13.73 to 12.99	250	1.31%	1.76% to 1.40%
2022	1.35% to 1.70%	—	13.49 to 12.81	—	1.02%	(30.18)% to (30.43)%
2021	1.35% to 1.70%	20,138	19.33 to 18.42	381	1.56%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	10,765	20.60 to 19.69	218	2.89%	15.90% to 15.49%
PIMCO Low Duration Fund — Class A
2024	1.35% to 1.70%	13,009	11.20 to 10.56	143	3.88%	3.10% to 2.73%
2023	1.35% to 1.70%	14,024	10.86 to 10.27	150	3.79%	3.59% to 3.23%
2022	1.35% to 1.70%	15,140	10.48 to 9.95	156	1.56%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	29,168	11.24 to 10.71	323	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	33,755	11.50 to 11.00	384	1.46%	1.72% to 1.36%
PIMCO Total Return Fund — Class A
2024	1.35% to 1.70%	28,825	13.21 to 12.45	369	4.21%	0.87% to 0.51%
2023	1.35% to 1.70%	26,760	13.09 to 12.39	340	3.55%	4.52% to 4.15%
2022	1.35% to 1.70%	34,512	12.53 to 11.90	421	4.08%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	24,327	14.83 to 14.13	352	1.91%	(2.51)% to (2.86%
2020	1.35% to 1.70%	46,056	15.22 to 14.55	688	2.16%	7.04% to 6.66%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2024	1.65% to 1.65%	1,335	11.08 to 11.08	15	0.00%	29.35% to 29.35%
2023	1.65% to 1.65%	1,603	8.57 to 8.57	14	0.00%	49.79% to 49.79%
2022	1.65% to 1.65%	2,066	5.72 to 5.72	12	0.00%	(41.71)% to (41.71)%
2021 (5)	1.35% to 1.70%	4,664	9.81 to 9.81	46	0.00%	(1.87)% to (1.89)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2024	1.35% to 1.70%	—	7.31 to 6.90	—	0.00%	(0.57)% to (0.93)%
2023	1.35% to 1.70%	—	7.36 to 6.96	—	0.00%	(3.50)% to (3.84)%
2022	1.35% to 1.70%	—	7.62 to 7.24	—	0.00%	22.83% to 22.39%
2021	1.35% to 1.70%	—	6.21 to 5.91	—	0.00%	25.51% to 25.07%
2020	1.35% to 1.70%	12,815	4.95 to 4.73	62	1.35%	9.67% to 9.28%
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2024	1.35% to 1.70%	3,567	13.80 to 13.01	48	3.58%	1.64% to 1.28%
2023	1.35% to 1.70%	3,797	13.58 to 12.85	50	0.43%	13.67% to 13.27%
2022	1.35% to 1.70%	4,191	11.94 to 11.34	49	0.64%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	2,093	14.77 to 14.07	30	0.82%	11.88% to 11.49%
2020	1.35% to 1.70%	4,786	13.20 to 12.62	62	0.94%	9.43% to 9.04%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2024	1.65% to 1.65%	135	35.06 to 35.06	5	1.93%	10.55% to 10.55%
2023	1.65% to 1.65%	151	31.71 to 31.71	5	1.91%	16.57% to 16.57%
2022	1.65% to 1.65%	168	27.21 to 27.21	5	1.13%	(13.62)% to (13.62)%
2021	1.65% to 1.65%	199	31.50 to 31.50	6	0.27%	16.26% to 16.26%
2020	1.35% to 1.70%	4,727	28.15 to 26.92	132	1.09%	16.21% to 15.79%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2024	1.65% to 1.65%	761	25.85 to 25.85	20	1.64%	9.67% to 9.67%
2023	1.35% to 1.70%	3,676	24.71 to 23.38	88	1.91%	7.87% to 7.49%
2022	1.35% to 1.70%	3,133	22.91 to 21.75	70	1.92%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	1,270	24.08 to 22.95	30	1.22%	23.57% to 23.13%
2020	1.35% to 1.70%	9,152	19.49 to 18.64	177	2.05%	(0.32)% to (0.67)%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2024	1.35% to 1.70%	—	49.81 to 46.96	—	0.00%	27.51% to 27.06%
2023	1.35% to 1.70%	—	39.06 to 36.96	—	0.00%	42.93% to 42.43%
2022	1.35% to 1.70%	—	27.33 to 25.95	—	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	1,329	46.40 to 44.21	60	0.00%	18.09% to 17.67%
2020	1.35% to 1.65%	2,056	39.29 to 37.81	80	0.00%	34.70% to 34.29%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2024	1.35% to 1.70%	7,666	15.16 to 14.29	115	2.95%	6.90% to 6.52%
2023	1.35% to 1.70%	8,259	14.18 to 13.42	116	1.46%	9.54% to 9.15%
2022	1.35% to 1.40%	4,876	12.95 to 12.85	63	2.62%	(20.84)% to (20.88)%
2021	1.35% to 1.40%	4,675	16.35 to 16.24	76	0.00%	11.43% to 11.37%
2020	1.35% to 1.40%	7,123	14.68 to 14.58	104	3.04%	3.41% to 3.36%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Wealth Appreciation Strategy — Class A
2024	1.35% to 1.70%	—	21.27 to 20.06	—	0.00%	17.24% to 16.83%
2023	1.35% to 1.70%	2,809	18.15 to 17.17	50	1.10%	19.09% to 18.67%
2022	1.35% to 1.70%	—	15.24 to 14.47	—	0.00%	(19.78)% to (20.06)%
2021	1.35% to 1.70%	—	18.99 to 18.10	—	0.00%	18.74% to 18.32%
2020	1.35% to 1.70%	—	15.99 to 15.29	—	0.00%	11.27% to 10.88%
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2024	1.35% to 1.40%	3,700	20.38 to 20.21	75	4.84%	3.09% to 3.04%
2023	1.35% to 1.40%	3,723	19.77 to 19.61	74	5.35%	15.36% to 15.30%
2022	1.35% to 1.40%	4,061	17.13 to 17.01	70	3.38%	0.44% to 0.39%
2021 (6)	1.35% to 1.40%	4,763	17.06 to 16.95	81	1.54%	20.56% to 20.50%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2024	1.35% to 1.70%	—	14.96 to 14.11	—	0.00%	9.73% to 9.34%
2023	1.35% to 1.70%	—	13.64 to 12.90	—	0.00%	14.21% to 13.81%
2022	1.35% to 1.70%	—	11.94 to 11.34	—	0.00%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	—	14.58 to 13.90	—	0.00%	5.81% to 5.44%
2020	1.35% to 1.70%	5,634	13.78 to 13.18	77	0.32%	20.91% to 20.48%
Thornburg Small/Mid Cap Growth Fund — Class A
2024	1.35% to 1.70%	—	25.56 to 24.10	—	0.00%	18.04% to 17.62%
2023	1.35% to 1.70%	—	21.65 to 20.48	—	0.00%	17.95% to 17.53%
2022	1.35% to 1.70%	—	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	1,088	28.28 to 26.94	30	0.00%	(5.62)% to (5.95)%
2020	1.35% to 1.70%	—	29.96 to 28.65	—	0.00%	39.73% to 39.24%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2024	1.65% to 1.65%	1,254	7.62 to 7.62	10	2.27%	(4.22)% to (4.22)%
2023	1.65% to 1.65%	1,205	7.96 to 7.96	10	1.62%	8.52% to 8.52%
2022	1.65% to 1.65%	1,245	7.34 to 7.34	9	1.83%	(20.63)% to (20.63)%
2021	1.65% to 1.65%	1,362	9.24 to 9.24	13	1.44%	8.08% to 8.08%
2020	1.35% to 1.70%	8,542	8.89 to 8.50	74	2.43%	7.87% to 7.49%
Virtus NFJ Large-Cap Value Fund — Class A
2024	1.35% to 1.70%	—	21.78 to 20.53	—	0.00%	4.59% to 4.21%
2023	1.35% to 1.70%	—	20.83 to 19.70	—	0.00%	15.97% to 15.56%
2022	1.35% to 1.70%	—	17.96 to 17.05	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	13,915	21.37 to 20.37	292	0.61%	24.49% to 24.05%
2020	1.35% to 1.70%	16,259	17.17 to 16.42	275	0.30%	0.56% to 0.20%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2024

any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.
(7)	The ratios of expenses and net investment income to average net assets are annualized for the period from October 25 to December 31, 2024.